Expense Example, No Redemption - FidelityGrowthIncomePortfolio-AMCIZPro - FidelityGrowthIncomePortfolio-AMCIZPro - Fidelity Growth & Income Portfolio	Jan. 29, 2025 USD ($)
Fidelity Advisor Growth & Income Portfolio - Class C
Expense Example, No Redemption:
1 Year	$ 161
3 Years	499
5 Years	860
10 Years	1,677
Fidelity Advisor Growth & Income Portfolio - Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Growth & Income Portfolio - Class I
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	726
Fidelity Advisor Growth & Income Portfolio - Class Z
Expense Example, No Redemption:
1 Year	47
3 Years	148
5 Years	258
10 Years	579
Fidelity Advisor Growth & Income Portfolio - Class A
Expense Example, No Redemption:
1 Year	655
3 Years	825
5 Years	1,009
10 Years	$ 1,541